Asset held for sale and discontinued operations	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Asset held for sale and discontinued operations
16.	Asset held for sale and discontinued operations

Disposal of Fintur

In 2016, the Group has committed to plan to exit from Fintur operations in relevant jurisdictions and initiated an active program to locate a buyer for its associate. In this regard, Fintur has been classified as held for sale and reported as discontinued operation starting from 1 October 2016.

Equity accounting for Fintur ceased starting from 1 October 2016, and in accordance with IFRS 5, Fintur has been measured at the lower of carrying amount and fair value less costs to sell.

The delay during 2018 in the sales process was caused by events and circumstances beyond the Company’s control.

Fintur, has transferred its total shareholding in Azertel Telekomunikasyon Yatırım Dış Ticaret A.Ş (“Azertel”) to Azerbaijan International Telecom LLC (“Azintelecom”) at the price of EUR 221,687 on 5 March 2018. The signing of definitive agreement, the transfer of shares to Azintelecom and the transfer of proceeds to Fintur were completed simultaneously. The transaction has no impact on consolidated financial statements since Fintur is classified as “assets held for sale” in the statement of financial position.

Fintur has completed the transfer of all its shares in Geocell LLC to Silknet JSC on 20 March 2018, a joint stock company organized under the laws of Georgia, for a total consideration of USD 153,000 upon receiving the necessary regulatory approvals. The transaction has no impact on consolidated financial statements since Fintur is classified as “assets held for sale” in the statement of financial position.

Fintur, has transferred its total shareholding in Kcell JSC to Kazakhtelecom JSC (“Kazakhtelecom”), established in Kazakhstan, a fixed line operator controlled by the government of the Republic of Kazakhstan through sovereign wealth fund Samruk-Kazyna for a total consideration of USD 302,571. The definitive agreement has been signed on 12 December 2018. The transfer of shares to Kazakhtelecom and the transfer of proceeds to Fintur were completed simultaneously on 21 December 2018. The transaction has no impact on consolidated financial statements since Fintur is classified as “assets held for sale” in the statement of financial position.

The Company has signed the definitive agreement on 12 December 2018 to transfer its total shareholding in Fintur to other shareholder of Fintur, Sonera Holding B.V. (“Sonera Holding”). Transfer to Sonera Holding will be completed subsequent to obtainment of regulatory approvals, the value of transaction will be finalized on closing date of the transaction. Closing is expected in 2019.

The reconciliation of statement of profit or loss statement of Fintur is listed below (The financial statements are presented in USD);

1 January - 30 September 2016
Revenue	617,214
Cost of sales	(369,104)

Gross profit	248,110

Selling and marketing expenses	(69,983)
General and administrative expenses	(69,818)
Other operating (expenses), net	(31,258)

Operating profit	77,051

Finance (expense)/income, net	(61,203)

Profit before income tax	15,848

Total income tax	(30,947)

(Loss)/profit for period	(15,099)

Attributable to:
-owners of the parent	(28,695)
-non-controlling interests	13,596

(Loss)/profit for period	(15,099)